T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

February 29, 2024 Unaudited
PORTFOLIO OF INVESTMENTS‡	Par/Shares	$ Value
(Amounts in 000s)
ASSET-BACKED SECURITIES 21.3%
Auto Backed 11.8%
Ally Auto Receivables Trust, Series 2023-A, Class A2, 6.15%, 1/17/34 (1)	1	1
Ally Auto Receivables Trust, Series 2023-A, Class B, 6.01%, 1/17/34 (1)	178	178
AmeriCredit Automobile Receivables Trust, Series 2020-3, Class C, 1.06%, 8/18/26	100	97
ARI Fleet Lease Trust, Series 2023-B, Class A2, 6.05%, 7/15/32 (1)	200	201
ARI Fleet Lease Trust, Series 2024-A, Class A2, 5.30%, 11/15/32 (1)	500	499
CarMax Auto Owner Trust, Series 2020-4, Class B, 0.85%, 6/15/26	327	315
CarMax Auto Owner Trust, Series 2023-3, Class A2B, FRN, SOFR30A + 0.60%, 5.925%, 11/16/26	510	511
CarMax Auto Owner Trust, Series 2023-3, Class A3, 5.28%, 5/15/28	340	341
CarMax Auto Owner Trust, Series 2024-1, Class A3, 4.92%, 10/16/28	270	269
Carvana Auto Receivables Trust, Series 2021-N4, Class B, 1.24%, 9/11/28	9	8
Carvana Auto Receivables Trust, Series 2022-N1, Class A1, 2.31%, 12/11/28 (1)	26	25
Carvana Auto Receivables Trust, Series 2023-N1, Class A, 6.36%, 4/12/27 (1)	57	57
Carvana Auto Receivables Trust, Series 2023-N3, Class A, 6.41%, 9/10/27 (1)	176	177
Carvana Auto Receivables Trust, Series 2023-P3, 6.09%, 11/10/26 (1)	366	367
Carvana Auto Receivables Trust, Series 2024-N1, Class A3, 5.52%, 3/10/28 (1)	280	280
Chase Auto Credit Linked Notes, Series 2021-3, Class B, 0.76%, 2/26/29 (1)	336	325
Drive Auto Receivables Trust, Series 2020-2, Class D, 3.05%, 5/15/28	33	32
Drive Auto Receivables Trust, Series 2024-1, Class B, 5.31%, 1/16/29	310	310
Enterprise Fleet Financing, Series 2021-2, Class A3, 0.74%, 5/20/27 (1)	305	292
Enterprise Fleet Financing, Series 2022-3, Class A2, 4.38%, 7/20/29 (1)	467	462
Enterprise Fleet Financing, Series 2023-2, Class A2, 5.56%, 4/22/30 (1)	400	400
Enterprise Fleet Financing, Series 2023-3, Class A2, 6.40%, 3/20/30 (1)	275	279
Enterprise Fleet Financing, Series 2024-1, Class A2, 5.23%, 3/20/30 (1)	505	504
Exeter Automobile Receivables Trust, Series 2022-3A, Class B, 4.86%, 12/15/26	96	96
Exeter Automobile Receivables Trust, Series 2022-4A, Class B, 4.57%, 1/15/27	221	220
Exeter Automobile Receivables Trust, Series 2022-5A, Class B, 5.97%, 3/15/27	200	200
Exeter Automobile Receivables Trust, Series 2023-1A, Class B, 5.72%, 4/15/27	310	310
Exeter Automobile Receivables Trust, Series 2023-3A, Class B, 6.11%, 9/15/27	165	165
Exeter Automobile Receivables Trust, Series 2023-4A, Class B, 6.31%, 10/15/27	275	277
Ford Credit Auto Lease Trust, Series 2023-A, Class B, 5.29%, 6/15/26	120	119
Ford Credit Auto Lease Trust, Series 2023-B, Class B, 6.20%, 2/15/27	180	183
Ford Credit Auto Owner Trust, Series 2020-1, Class B, 2.29%, 8/15/31 (1)	635	614
Ford Credit Floorplan Master Owner Trust, Series 2023-1, Class B, 5.31%, 5/15/28 (1)	100	99
GM Financial Automobile Leasing Trust, Series 2023-2, Class B, 5.54%, 5/20/27	80	80
Hyundai Auto Lease Securitization Trust, Series 2024-A, Class A3, 5.02%, 3/15/27 (1)	260	259
Hyundai Auto Lease Securitization Trust, Series 2024-A, Class B, 5.35%, 5/15/28 (1)	165	165
JPMorgan Chase, Series 2021-1, Class B, 0.875%, 9/25/28 (1)	184	182
JPMorgan Chase, Series 2021-2, Class B, 0.889%, 12/26/28 (1)	31	30
JPMorgan Chase, Series 2021-2, Class C, 0.969%, 12/26/28 (1)	77	75
JPMorgan Chase Bank, Series 2021-3, Class D, 1.009%, 2/26/29 (1)	145	140
Navistar Financial Dealer Note Master Owner Trust II, Series 2022-1, Class B, FRN, SOFR30A + 1.80%, 7.124%, 5/25/27 (1)	300	300
Navistar Financial Dealer Note Master Owner Trust II, Series 2023-1, Class A, 6.18%, 8/25/28 (1)	185	186

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Octane Receivables Trust, Series 2023-1A, Class A, 5.87%, 5/21/29 (1)	57	57
Octane Receivables Trust, Series 2023-1A, Class B, 5.96%, 7/20/29 (1)	200	200
Octane Receivables Trust, Series 2023-3A, Class A2, 6.44%, 3/20/29 (1)	925	931
Octane Receivables Trust, Series 2023-3A, Class B, 6.48%, 7/20/29 (1)	265	267
Santander Bank Auto Credit-Linked Notes, Series 2022-B, Class B, 5.721%, 8/16/32 (1)	74	74
Santander Bank Auto Credit-Linked Notes, Series 2023-B, Class B, 5.64%, 12/15/33 (1)	250	250
Santander Consumer Auto Receivables Trust, Series 2021-BA, Class B, 1.45%, 10/16/28 (1)	1	1
Santander Drive Auto Receivables Trust, Series 2022-5, Class B, 4.43%, 3/15/27	250	248
Santander Drive Auto Receivables Trust, Series 2022-6, Class B, 4.72%, 6/15/27	150	149
Santander Drive Auto Receivables Trust, Series 2022-7, Class A2, 5.81%, 1/15/26	9	9
Santander Drive Auto Receivables Trust, Series 2023-1, Class B, 4.98%, 2/15/28	85	84
Santander Drive Auto Receivables Trust, Series 2023-3, Class A3, 5.61%, 10/15/27	635	637
Santander Drive Auto Receivables Trust, Series 2023-4, Class A3, 5.73%, 4/17/28	190	191
Santander Drive Auto Receivables Trust, Series 2024-1, Class B, 5.23%, 12/15/28	785	783
SBNA Auto Lease Trust, Series 2024-A, Class A4, 5.24%, 1/22/29 (1)	220	219
SFS Auto Receivables Securitization Trust, Series 2023-1A, Class A2B, FRN, SOFR30A + 0.80%, 6.124%, 3/22/27 (1)	51	51
US Bank, Series 2023-1, Class B, 6.789%, 8/25/32 (1)	445	448
World Omni Auto Receivables Trust, Series 2021-A, Class B, 0.64%, 12/15/26	25	24
World Omni Select Auto Trust, Series 2020-A, Class B, 0.84%, 6/15/26	28	28
		14,281
Collateralized Debt Obligations 2.3%
Apidos CLO XVIII, Series 2018-18A, Class AR, CLO, FRN, 3M TSFR + 1.15%, 6.481%, 10/22/30 (1)	755	755
BlueMountain, Series 2015-3A, Class A1R, CLO, CLO, FRN, 3M TSFR + 1.26%, 6.58%, 4/20/31 (1)	216	216
Marble Point CLO XII, Series 2018-1A, Class A, CLO, FRN, 3M TSFR + 1.27%, 6.586%, 7/16/31 (1)	229	228
Marble Point CLO XII, Series 2018-2A, Class A12R, CLO, FRN, 3M TSFR + 1.20%, 6.531%, 1/20/32 (1)	805	805
OZLM Funding II, Series 2012-2A, Class A1A2, CLO, FRN, 3M TSFR + 1.20%, 6.51%, 7/30/31 (1)	250	250
OZLM XXI, Series 2017-21A, Class A1R, CLO, FRN, 3M TSFR + 1.15%, 6.473%, 1/20/31 (1)	300	300
Symphony Static, Series 2021-1A, Class A, CLO, FRN, 3M TSFR + 1.09%, 6.416%, 10/25/29 (1)	169	169
		2,723
Equipment Lease Heavy Duty 0.8%
Amur Equipment Finance Receivables XIII, Series 2024-1A, Class A2, 5.38%, 1/21/31 (1)	350	349
Auxilior Term Funding, Series 2023-1A, Class A2, 6.18%, 12/15/28 (1)	205	206
MMAF Equipment Finance, Series 2020-BA, Class A5, 0.85%, 4/14/42 (1)	100	95
MMAF Equipment Finance, Series 2023-A, Class A2, 5.79%, 11/13/26 (1)	104	104
Octane Receivables Trust, Series 2024-1A, Class A2, 5.50%, 5/20/30 (1)	145	145
Post Road Equipment Finance, Series 2024-1A, Class A2, 5.59%, 11/15/29 (1)	100	100
		999

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Other Asset-Backed Securities 6.1%
Axis Equipment Finance Receivables, Series 2021-1A, Class A2, 0.75%, 11/20/26	8	8
Dell Equipment Finance Trust, Series 2023-2, Class A3, 5.65%, 1/22/29 (1)	100	100
DLLAA, Series 2021-1A, Class A3, 0.67%, 4/17/26 (1)	92	90
DLLAA, Series 2023-1A, Class A2, 5.93%, 7/20/26 (1)	518	519
DLLAA, Series 2023-1A, Class A3, 5.64%, 2/22/28 (1)	325	328
DLLAD, Series 2023-1A, Class A2, 5.19%, 4/20/26 (1)	206	205
Elara HGV Timeshare Issuer, Series 2017-A, Class A, 2.69%, 3/25/30 (1)	10	10
Hardee's Funding, Series 2018-1A, Class A2II, 4.959%, 6/20/48 (1)	57	55
Hilton Grand Vacations Trust, Series 2018-AA, Class A, 3.54%, 2/25/32 (1)	206	201
HPEFS Equipment Trust, Series 2021-2A, Class D, 1.29%, 3/20/29 (1)	300	294
HPEFS Equipment Trust, Series 2022-1A, Class B, 1.79%, 5/21/29 (1)	1,000	984
HPEFS Equipment Trust, Series 2022-1A, Class C, 1.96%, 5/21/29 (1)	307	299
HPEFS Equipment Trust, Series 2022-2A, Class C, 4.43%, 9/20/29 (1)	280	276
HPEFS Equipment Trust, Series 2023-2A, Class B, 6.25%, 1/21/31 (1)	110	111
Kubota Credit Owner Trust, Series 2023-2A, Class A3, 5.28%, 1/18/28 (1)	525	527
M&T Equipment Notes, Series 2023-1A, Class A2, 6.09%, 7/15/30 (1)	430	430
M&T Equipment Notes, Series 2023-1A, Class A3, 5.74%, 7/15/30 (1)	580	580
MVW, Series 2020-1A, Class A, 1.74%, 10/20/37 (1)	75	71
MVW, Series 2021-1WA, Class A, 1.14%, 1/22/41 (1)	38	36
Navient Private Education Refi Loan Trust, Series 2021-CA, Class A, 1.06%, 10/15/69 (1)	58	50
Nelnet Student Loan Trust, Series 2021-DA, Class AFL, FRN, 1M TSFR + 0.80%, 6.124%, 4/20/62 (1)	56	55
Octane Receivables Trust, Series 2021-2A, Class A, 1.21%, 9/20/28 (1)	49	47
Octane Receivables Trust, Series 2022-1A, Class A2, 4.18%, 3/20/28 (1)	35	35
Octane Receivables Trust, Series 2022-2A, Class A, 5.11%, 2/22/28 (1)	46	46
Octane Receivables Trust, Series 2023-2A, Class A2, 5.88%, 6/20/31 (1)	142	142
Santander Bank Auto Credit-Linked Notes, Series 2021-1A, Class B, 1.833%, 12/15/31 (1)	44	43
Santander Bank Auto Credit-Linked Notes, Series 2022-A, Class B, 5.281%, 5/15/32 (1)	134	133
Santander Bank Auto Credit-Linked Notes, Series 2023-A, Class B, 6.493%, 6/15/33 (1)	286	287
Santander Retail Auto Lease Trust, Series 2020-A, Class B, 1.61%, 1/20/26 (1)	180	175
SFS Auto Receivables Securitization Trust, Series 2024-1A, Class A3, 4.95%, 5/21/29 (1)	255	254
Sierra Timeshare Receivables Funding, Series 2019-3A, Class A, 2.34%, 8/20/36 (1)	37	35
Sierra Timeshare Receivables Funding, Series 2020-2A, Class A, 1.33%, 7/20/37 (1)	32	31
Verdant Receivables, Series 2023-1A, Class A2, 6.24%, 1/13/31 (1)	589	590
Verizon Master Trust, Series 2021-1, Class B, 0.69%, 5/20/27	269	266
Verizon Master Trust, Series 2024-1, Class A1A, 5.00%, 12/20/28	100	100
		7,413
Student Loans 0.3%
Navient Private Education Refi Loan Trust, Series 2019-A, Class A2A, 3.42%, 1/15/43 (1)	61	60
Navient Private Education Refi Loan Trust, Series 2020-FA, Class A, 1.22%, 7/15/69 (1)	57	52
Navient Private Education Refi Loan Trust, Series 2020-GA, Class A, 1.17%, 9/16/69 (1)	67	60
Navient Private Education Refi Loan Trust, Series 2020-HA, Class A, 1.31%, 1/15/69 (1)	83	76
Navient Private Education Refi Loan Trust, Series 2021-GA, Class A, 1.58%, 4/15/70 (1)	72	62

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
SMB Private Education Loan Trust, Series 2016-B, Class A2B, FRN, 1M TSFR + 1.56%, 6.882%, 2/17/32 (1)	24	24
		334
Total Asset-Backed Securities (Cost $25,698)		25,750
CORPORATE BONDS 61.1%
Advertising 0.5%
WPP Finance, 3.75%, 9/19/24	600	593
		593
Airlines 0.3%
SMBC Aviation Capital Finance, 3.55%, 4/15/24 (1)	400	399
		399
Automotive 4.1%
Daimler Truck Finance North America, 5.15%, 1/16/26 (1)	300	299
Daimler Trucks Finance North America, FRN, SOFR + 0.75%, 6.102%, 12/13/24 (1)	300	301
Ford Motor Credit, 3.664%, 9/8/24	300	296
Ford Motor Credit, 4.134%, 8/4/25	250	243
Ford Motor Credit, 4.389%, 1/8/26	475	462
Hyundai Capital America, 1.30%, 1/8/26 (1)	250	232
Hyundai Capital America, 1.80%, 10/15/25 (1)	410	386
Hyundai Capital America, 5.25%, 1/8/27 (1)	120	120
Hyundai Capital America, 5.50%, 3/30/26 (1)	85	85
Hyundai Capital America, 5.65%, 6/26/26 (1)	200	201
Hyundai Capital America, 6.25%, 11/3/25 (1)	0	0
LeasePlan, 2.875%, 10/24/24 (1)	600	589
Nissan Motor, 3.522%, 9/17/25 (1)	295	284
Nissan Motor Acceptance, 1.125%, 9/16/24 (1)	416	404
Volkswagen Group of America Finance, 4.625%, 11/13/25 (1)	230	227
Volkswagen Group of America Finance, 5.80%, 9/12/25 (1)	300	301
Volkswagen Group of America Finance, 6.00%, 11/16/26 (1)	545	554
		4,984
Banking 22.0%
ABN AMRO Bank, VR, 6.339%, 9/18/27 (1)(2)	200	203
American Express, VR, 5.098%, 2/16/28 (2)	240	239
Australia & New Zealand Banking Group, 4.50%, 3/19/24 (1)	800	799
Banco Santander SA, 5.147%, 8/18/25	400	397
Bangkok Bank, 4.05%, 3/19/24	250	250
Bank of America, VR, 4.827%, 7/22/26 (2)	200	198
Bank of America, VR, 5.08%, 1/20/27 (2)	200	199
Bank of Ireland Group, VR, 6.253%, 9/16/26 (1)(2)	400	401
Bank of Montreal, 5.30%, 6/5/26	550	551
Banque Federative du Credit Mutuel, 4.935%, 1/26/26 (1)	400	397
Banque Federative du Credit Mutuel, 5.088%, 1/23/27 (1)	215	215
Banque Federative du Credit Mutuel, 5.896%, 7/13/26 (1)	400	406

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Barclays, 4.375%, 1/12/26	200	196
Barclays, 5.20%, 5/12/26	200	198
Barclays, VR, 5.304%, 8/9/26 (2)	400	397
BPCE SA, 2.375%, 1/14/25 (1)	500	486
BPCE SA, 4.50%, 3/15/25 (1)	700	687
CaixaBank SA, VR, 6.684%, 9/13/27 (1)(2)	550	559
Capital One Financial, 3.75%, 7/28/26	550	529
Capital One Financial, VR, 4.985%, 7/24/26 (2)	300	297
Capital One Financial, FRN, SOFR + 1.35%, 6.668%, 5/9/25	200	200
Citigroup, 4.40%, 6/10/25	400	394
Citigroup, FRN, SOFR + 0.69%, 6.02%, 1/25/26	500	500
Cooperatieve Rabobank, 3.75%, 7/21/26	250	239
Cooperatieve Rabobank, 4.375%, 8/4/25	250	246
Danske Bank, VR, 1.62%, 9/11/26 (1)(2)	310	291
Danske Bank, VR, 3.773%, 3/28/25 (1)(2)	400	399
Danske Bank, VR, 5.427%, 3/1/28 (1)(2)	275	276
Danske Bank, VR, 6.259%, 9/22/26 (1)(2)	235	238
Deutsche Bank, VR, 1.447%, 4/1/25 (2)	300	299
Deutsche Bank, 4.50%, 4/1/25	560	550
Discover Bank, 2.45%, 9/12/24	650	638
Emirates NBD Bank PJSC, 2.625%, 2/18/25	400	388
Fifth Third Bancorp, 2.375%, 1/28/25	160	155
Fifth Third Bank, 3.85%, 3/15/26	650	626
Goldman Sachs Group, FRN, SOFR + 0.50%, 5.852%, 9/10/24	100	100
Goldman Sachs Group, FRN, SOFR + 1.39%, 6.74%, 3/15/24	50	50
HDFC BankGandhinagar, 5.686%, 3/2/26	250	250
HSBC Holdings, VR, 4.292%, 9/12/26 (2)	575	562
HSBC Holdings, 4.375%, 11/23/26	400	389
Huntington Bancshares, 2.625%, 8/6/24	225	222
Huntington National Bank, VR, 5.70%, 11/18/25 (2)	335	332
ING Groep, VR, 3.87%, 3/28/26 (2)	800	786
Intesa Sanpaolo, 3.25%, 9/23/24 (1)	500	492
Intesa Sanpaolo, 7.00%, 11/21/25 (1)	200	204
Lloyds Banking Group, VR, 2.438%, 2/5/26 (2)	635	615
Lloyds Banking Group, 4.50%, 11/4/24	400	396
Mitsubishi UFJ Financial Group, VR, 5.063%, 9/12/25 (2)	400	398
Mitsubishi UFJ Financial Group, VR, 5.72%, 2/20/26 (2)	400	400
Morgan Stanley, VR, 5.05%, 1/28/27 (2)	240	239
Morgan Stanley Bank, FRN, SOFR + 0.78%, 6.11%, 7/16/25	800	803
NatWest Group, 4.80%, 4/5/26	240	237
PNC Financial Services Group, VR, 5.30%, 1/21/28 (2)	160	160
PNC Financial Services Group, VR, 5.812%, 6/12/26 (2)	240	240
PNC Financial Services Group, VR, 6.615%, 10/20/27 (2)	550	565
Santander Holdings USA, 3.244%, 10/5/26	250	234
Santander Holdings USA, 3.45%, 6/2/25	315	306
Santander U.K. Group Holdings, VR, 1.09%, 3/15/25 (2)	400	399
Societe Generale, 4.25%, 4/14/25 (1)	500	489

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Societe Generale, VR, 5.519%, 1/19/28 (1)(2)	225	222
Standard Chartered, VR, 3.97%, 3/30/26 (1)(2)	200	195
Standard Chartered, VR, 6.17%, 1/9/27 (1)(2)	200	202
Standard Chartered, VR, 6.187%, 7/6/27 (1)(2)	400	403
Toronto-Dominion Bank, FRN, SOFR + 1.08%, 6.41%, 7/17/26	550	555
Truist Financial, FRN, SOFR + 0.40%, 5.753%, 6/9/25	445	444
UBS Group, VR, 2.593%, 9/11/25 (1)(2)	500	492
UBS Group, VR, 6.327%, 12/22/27 (1)(2)	300	305
US Bancorp, VR, 5.727%, 10/21/26 (2)	615	618
Wells Fargo, 3.00%, 4/22/26	800	761
Woori Bank, 4.75%, 4/30/24	400	399
		26,507
Broadcasting 0.3%
Interpublic Group, 4.20%, 4/15/24	400	399
		399
Building & Real Estate 0.2%
EMG SUKUK, 4.564%, 6/18/24	200	199
		199
Cable Operators 0.2%
Cox Communications, 3.15%, 8/15/24 (1)	200	197
		197
Chemicals 0.6%
Celanese US Holdings, 1.40%, 8/5/26	202	183
LG Chem, 4.375%, 7/14/25	280	276
MEGlobal Canada ULC, 5.00%, 5/18/25	300	296
		755
Consumer Products 0.2%
Mattel, 3.375%, 4/1/26 (1)	285	270
		270
Drugs 1.4%
BNP Paribas SA, 4.25%, 10/15/24	500	496
BNP Paribas SA, 4.375%, 9/28/25 (1)	350	342
Bristol-Myers Squibb, 4.90%, 2/22/27	170	170
Bristol-Myers Squibb, 4.95%, 2/20/26 (3)	245	245
Viatris, 1.65%, 6/22/25	515	488
		1,741
Electric 0.0%
Duke Energy, 4.85%, 1/5/27	0	0
		0

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Electric Utilities 0.2%
Israel Electric, 5.00%, 11/12/24	200	198
		198
Energy 5.2%
Abu Dhabi National Energy, 4.375%, 6/22/26	300	295
APA Infrastructure, 4.20%, 3/23/25 (1)	1,050	1,034
DCP Midstream Operating, 5.375%, 7/15/25	711	710
Energy Transfer , 5.75%, 4/1/25	700	698
EQT, 3.125%, 5/15/26 (1)	534	505
EQT, 6.125%, 2/1/25	200	200
MPLX, 4.875%, 6/1/25	200	198
Occidental Petroleum, 5.50%, 12/1/25	300	300
Occidental Petroleum, 5.875%, 9/1/25	228	228
Occidental Petroleum, 8.50%, 7/15/27	125	135
Pioneer Natural Resources, 5.10%, 3/29/26	300	299
Reliance Industries, 4.125%, 1/28/25	250	246
SA Global Sukuk, 1.602%, 6/17/26	300	276
Sabine Pass Liquefaction, 5.75%, 5/15/24	156	156
TER Finance Jersey Zero Coupon, 1/2/25 (1)	200	189
Western Midstream Operating, 3.10%, 2/1/25	322	314
Western Midstream Operating, 3.95%, 6/1/25	500	487
		6,270
Exploration & Production 0.2%
Aker BP, 2.00%, 7/15/26 (1)	300	276
		276
Financial 3.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.10%, 1/15/27	225	228
Ally Financial, 4.625%, 3/30/25	200	198
Ally Financial, 5.125%, 9/30/24	200	199
CNO Financial Group, 5.25%, 5/30/25	577	573
General Motors Financial, 4.00%, 1/15/25	100	98
General Motors Financial, 5.40%, 5/8/27	125	125
General Motors Financial, 6.05%, 10/10/25	585	589
Indian Railway Finance, 3.73%, 3/29/24	400	399
QNB Finance, 1.375%, 1/26/26	320	296
QNB Finance, 3.50%, 3/28/24	200	199
Synchrony Financial, 4.25%, 8/15/24	190	189
Western Union, 2.85%, 1/10/25	510	498
		3,591
Food/Tobacco 0.8%
Imperial Brands Finance, 3.125%, 7/26/24 (1)	200	198
Imperial Brands Finance, 4.25%, 7/21/25 (1)	775	759
		957

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Forest Products 0.2%
Celulosa Arauco y Constitucion SA, 4.50%, 8/1/24	200	198
		198
Health Care 1.5%
Baxter International, FRN, SOFRINDX + 0.44%, 5.754%, 11/29/24	250	250
HCA, 5.25%, 6/15/26	590	586
HCA, 5.375%, 2/1/25	295	293
Solventum, 5.45%, 2/25/27 (1)	335	335
Utah Acquisition Sub, 3.95%, 6/15/26	420	406
		1,870
Insurance 4.4%
Athene Global Funding, 2.514%, 3/8/24 (1)	250	250
Athene Global Funding, 5.684%, 2/23/26 (1)	555	553
Athene Global Funding, FRN, SOFRINDX + 0.72%, 6.049%, 1/7/25 (1)	200	200
Brighthouse Financial Global Funding, 1.00%, 4/12/24 (1)	125	124
Brighthouse Financial Global Funding, FRN, SOFR + 0.76%, 6.09%, 4/12/24 (1)	245	245
CNO Global Funding, 1.65%, 1/6/25 (1)	400	385
Corebridge Financial, 3.50%, 4/4/25	1,200	1,172
Equitable Financial Life Global Funding, 1.40%, 7/7/25 (1)	185	174
Equitable Financial Life Global Funding, 5.50%, 12/2/25 (1)	621	620
First American Financial, 4.60%, 11/15/24	650	645
Principal Life Global Funding II, 5.00%, 1/16/27 (1)	55	55
Voya Financial, 3.65%, 6/15/26	900	864
		5,287
Manufacturing 1.0%
POSCO, 4.375%, 8/4/25	400	393
VF, 2.40%, 4/23/25	906	869
		1,262
Metals & Mining 0.4%
ABJA Investment, 5.95%, 7/31/24	400	400
Freeport-McMoRan, 5.00%, 9/1/27	44	43
		443
Other Telecommunications 0.4%
Axiata SPV2, 4.357%, 3/24/26	480	470
		470
Pharmaceuticals 0.7%
Bayer US Finance II, 4.25%, 12/15/25 (1)	840	816
		816
Real Estate Investment Trust Securities 3.9%
Brixmor Operating Partnership, 3.65%, 6/15/24 (3)	391	388
Brixmor Operating Partnership, 3.85%, 2/1/25	200	196
Brixmor Operating Partnership, 4.125%, 6/15/26	100	96

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
CubeSmart, 4.00%, 11/15/25	925	900
Essex Portfolio, 3.875%, 5/1/24	750	747
Healthcare Realty Holdings, 3.50%, 8/1/26	295	281
Kilroy Realty, 3.45%, 12/15/24	672	659
Kilroy Realty, 4.375%, 10/1/25	200	195
Scentre Group Trust, 3.50%, 2/12/25 (1)	900	882
WP Carey, 4.60%, 4/1/24	400	399
		4,743
Retail 0.8%
Advance Auto Parts, 5.90%, 3/9/26	100	100
Nordstrom, 2.30%, 4/8/24	85	84
Walgreens Boots Alliance, 3.80%, 11/18/24	750	737
		921
Services 0.5%
CDW / CDW Finance, 5.50%, 12/1/24	600	596
		596
Transportation 0.9%
GATX, 5.40%, 3/15/27	250	250
Penske Truck Leasing, 2.70%, 11/1/24 (1)	200	196
Penske Truck Leasing, 3.45%, 7/1/24 (1)	400	397
Penske Truck Leasing, 3.95%, 3/10/25 (1)	200	196
Penske Truck Leasing / PTL Finance, 5.35%, 1/12/27 (1)	60	60
		1,099
Transportation Services 0.3%
HPHT Finance, 2.875%, 11/5/24	400	392
		392
Utilities 4.1%
American Electric Power, 2.031%, 3/15/24	500	499
Constellation Energy Generation, 3.25%, 6/1/25	1,096	1,066
Edison International, 3.55%, 11/15/24	875	861
Enel Finance International NV, 6.80%, 10/14/25 (1)	400	406
NRG Energy, 3.75%, 6/15/24 (1)	200	198
Pacific Gas and Electric, 3.15%, 1/1/26	805	769
Southern, 4.475%, 8/1/24	495	492
Southern California Edison, FRN, SOFRINDX + 0.83%, 6.174%, 4/1/24	25	25
Vistra Operations, 3.55%, 7/15/24 (1)	545	538
Vistra Operations, 5.125%, 5/13/25 (1)	135	134
		4,988
Wireless Communications 2.8%
American Tower, 1.60%, 4/15/26	975	904
Crown Castle, 1.05%, 7/15/26	395	357
Crown Castle, 1.35%, 7/15/25	150	142
Crown Castle International, 4.45%, 2/15/26	500	491

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
PT Tower Bersama Infrastructure, 4.25%, 1/21/25	300	296
Rogers Communications, 3.625%, 12/15/25	400	387
SBA Tower Trust, 1.884%, 1/15/26 (1)	270	250
Sprint, 7.625%, 3/1/26	500	517
		3,344
Total Corporate Bonds (Cost $73,610)		73,765
FOREIGN GOVERNMENT OBLIGATIONS & MUNICIPALITIES 0.5%
Foreign Govt & Muni (Excl Canadian) 0.5%
Japan Treasury Discount Bills, Zero Coupon, 5/13/24 (JPY)	84,850	566
		566
Total Foreign Government Obligations & Municipalities (Cost $568)		566
NON-U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES 7.7%
Commercial Mortgage-Backed Securities 2.7%
Austin Fairmont Hotel Trust, Series 2019-FAIR, Class A, ARM, 1M TSFR + 1.10%, 6.415%, 9/15/32 (1)	475	473
BX Trust, Series 2020-VKNG, Class A, ARM, FRN, 1M TSFR + 1.04%, 6.362%, 10/15/37 (1)	585	583
BX Trust, Series 2021-ARIA, Class A, ARM, FRN, 1M TSFR + 1.01%, 6.332%, 10/15/36 (1)	665	656
COMM Mortgage Trust, Series 2014-CR21, Class A3, 3.528%, 12/10/47	20	20
COMM Mortgage Trust, Series 2014-UBS6, Class A5, ARM, 3.644%, 12/10/47	400	392
Fontainebleau Miami Beach Trust, Series 2019-FBLU, Class A, 3.144%, 12/10/36 (1)	450	438
Great Wolf Trust, Series 2019-WOLF, Class A, ARM, FRN, 1M TSFR + 1.35%, 6.667%, 12/15/36 (1)	625	625
ONE Mortgage Trust, Series 2021-PARK, Class A, ARM, 1M TSFR + 0.81%, 6.132%, 3/15/36 (1)	115	112
		3,299
Whole Loans Backed 5.0%
Angel Oak Mortgage Trust, Series 2019-5, Class A1, CMO, ARM, 2.593%, 10/25/49 (1)	50	48
Angel Oak Mortgage Trust, Series 2021-2, Class A1, CMO, ARM, 0.985%, 4/25/66 (1)	93	77
Angel Oak Mortgage Trust, Series 2021-5, Class A1, CMO, ARM, 0.95%, 7/25/66 (1)	115	96
Angel Oak Mortgage Trust, Series 2022-1, Class A1, CMO, ARM, 2.88%, 12/25/66 (1)	96	86
Bellemeade Re, Series 2022-1, Class M1A, CMO, ARM, SOFR30A + 1.75%, 7.071%, 1/26/32 (1)	74	74
BINOM Securitization Trust, Series 2021-INV1, Class A1, CMO, ARM, 2.034%, 6/25/56 (1)	65	55
COLT Funding, Series 2021-4, Class A1, CMO, ARM, 1.397%, 10/25/66 (1)	76	60
Connecticut Avenue Securities Trust, Series 2021-R01, Class 1M1, CMO, ARM, SOFR30A + 0.75%, 6.072%, 10/25/41 (1)	0	0
Connecticut Avenue Securities Trust, Series 2021-R03, Class 1M1, CMO, ARM, SOFR30A + 0.85%, 6.172%, 12/25/41 (1)	48	48
Connecticut Avenue Securities Trust, Series 2023-R05, Class 1M1, CMO, ARM, SOFR30A + 1.90%, 7.221%, 6/25/43 (1)	51	52
Connecticut Avenue Securities Trust, Series 2023-R06, Class 1M1, CMO, ARM, SOFR30A + 1.70%, 7.022%, 7/25/43 (1)	206	208
Ellington Financial Mortgage Trust, Series 2023-1, Class A1, CMO, ARM, 5.732%, 2/25/68 (1)	163	162

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Freddie Mac STACR REMIC Trust, Series 2022-DNA1, Class M1A, CMO, ARM, SOFR30A + 1.00%, 6.322%, 1/25/42 (1)	138	137
Freddie Mac STACR REMIC Trust, Series 2022-DNA2, Class M1A, CMO, ARM, SOFR30A + 1.30%, 6.622%, 2/25/42 (1)	177	178
Freddie Mac STACR REMIC Trust, Series 2022-DNA5, Class M1A, CMO, ARM, SOFR30A + 2.95%, 8.271%, 6/25/42 (1)	189	194
Freddie Mac STACR REMIC Trust, Series 2023-HQA3, Class A1, CMO, ARM, SOFR30A + 1.85%, 7.171%, 11/25/43 (1)	113	115
New Residential Mortgage Loan Trust, Series 2023-NQM1, Class A1A, CMO, ARM, 6.864%, 10/25/63 (1)	658	666
OBX Trust, Series 2022-NQM1, Class A1, CMO, ARM, 2.305%, 11/25/61 (1)	154	132
OBX Trust, Series 2023-NQM10, Class A1, CMO, ARM, 6.465%, 10/25/63 (1)	445	448
Progress Residential Trust, Series 2020-SFR1, Class A, 1.732%, 4/17/37 (1)	100	95
Progress Residential Trust, Series 2020-SFR2, Class A, 2.078%, 6/17/37 (1)	254	243
Progress Residential Trust, Series 2020-SFR3, Class B, CMO, ARM, 1.495%, 10/17/27 (1)	235	219
Verus Securitization Trust, Series 2019-INV3, Class A1, CMO, ARM, 3.692%, 11/25/59 (1)	93	89
Verus Securitization Trust, Series 2021-2, Class A1, CMO, ARM, 1.03%, 2/25/66 (1)	93	80
Verus Securitization Trust, Series 2021-4, Class A1, CMO, ARM, 0.938%, 7/25/66 (1)	98	77
Verus Securitization Trust, Series 2021-5, Class A1, CMO, ARM, 1.013%, 9/25/66 (1)	65	54
Verus Securitization Trust, Series 2021-R3, Class A1, CMO, ARM, 1.02%, 4/25/64 (1)	71	63
Verus Securitization Trust, Series 2023-3, Class A1, CMO, ARM, 5.93%, 3/25/68 (1)	287	287
Verus Securitization Trust, Series 2023-8, Class A1, CMO, ARM, 6.259%, 12/25/68 (1)	243	244
Verus Securitization Trust, Series 2023-INV1, Class A1, CMO, ARM, 5.999%, 2/25/68 (1)	126	126
Verus Securitization Trust, Series 2023-INV3, Class A1, CMO, ARM, 6.876%, 11/25/68 (1)	756	767
Verus Securitization Trust, Series 2024-1, Class A1, CMO, ARM, 5.712%, 1/25/69 (1)	774	769
Vista Point Securitization Trust, Series 2020-2, Class A1, CMO, ARM, 1.475%, 4/25/65 (1)	64	58
		6,007
Total Non-U.S. Government Mortgage-Backed Securities (Cost $9,419)		9,306
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING MORTGAGE-BACKED) 2.1%
U.S. Treasury Obligations 2.1%
U.S. Treasury Bills, 5.195%, 11/29/24	650	626
U.S. Treasury Bills, 5.383%, 5/30/24	650	642
U.S. Treasury Bills, 5.466%, 4/18/24 (4)	565	561
U.S. Treasury Notes, 4.625%, 11/15/26	480	482
U.S. Treasury Notes, 4.875%, 11/30/25	170	170
		2,481
Total U.S. Government Agency Obligations (Excluding Mortgage-Backed) (Cost $2,479)		2,481
SHORT-TERM INVESTMENTS 9.6%
Commercial Paper 9.6%
Arrow Electronics, 5.705%, 3/6/24 (5)	600	599
Bacardi-Martini, 5.601%, 3/1/24 (5)	1,500	1,500
Bayer, 6.297%, 7/9/24 (5)	550	539
Brunswick, 6.022%, 3/15/24 (5)	1,000	998
Harley-Davidson Financial Services, 6.035%, 3/4/24 (5)	250	250

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Harley-Davidson Financial Services, 6.05%, 4/16/24 (5)	750	744
International Flavors & Fragrances, 6.014%, 3/1/24 (5)	1,000	1,000
International Flavors & Fragrances, 6.026%, 3/27/24 (5)	1,000	996
Ovintiv, 6.072%, 3/20/24	1,000	996
Plains All American Pipeline, 5.601%, 3/1/24 (5)	1,500	1,500
Stanley Black & Decker, 6.03%, 3/21/24 (5)	750	747
Stanley Black & Decker, 6.034%, 3/27/24 (5)	250	249
Walgreens Boots Alliance, 6.435%, 4/1/24 (5)	250	249
Western Midstream Operating, 6.16%, 3/6/24 (5)	300	300
Western Union, 5.451%, 3/1/24 (5)	900	900
		11,567
Money Market Funds 0.0%
T. Rowe Price Government Reserve Fund, 5.39% (6)(7)	1	1
Total Short-Term Investments (Cost $11,568)		11,568
SECURITIES LENDING COLLATERAL 0.4%
Investments in a Pooled Account through Securities Lending Program with State Street Bank 0.4%
Money Market Funds 0.4%
T. Rowe Price Government Reserve Fund, 5.39% (6)(7)	428	428
Total Investments in a Pooled Account through Securities Lending Program with State Street Bank		428
Total Securities Lending Collateral (Cost $428)		428
Total Investments in Securities 102.7% of Net Assets (Cost $123,770)		$123,864
Other Assets Less Liabilities (2.7%)		(3,231)
Net Assets 100.0%		$120,633

‡	Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $52,111 and represents 43.2% of net assets.
(2)	Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(3)	All or a portion of this security is on loan at February 29, 2024.
(4)	At February 29, 2024, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
(5)	Commercial paper exempt from registration under Section 4(2) of the Securities Act of 1933 and may be resold in transactions exempt from registration only to dealers in that program or other "accredited investors" -- total value of such securities at period-end amounts to $10,571 and represents 8.8 % of net assets.
(6)	Seven-day yield
(7)	Affiliated Companies

1M TSFR	One month term SOFR (Secured overnight financing rate)

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

3M TSFR	Three month term SOFR (Secured overnight financing rate)
ARM	Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end. The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
FRN	Floating Rate Note
JPY	Japanese Yen
SOFR	Secured overnight financing rate
SOFR30A	30-day Average term SOFR (Secured Overnight Financing Rate)
SOFRINDX	SOFR (Secured overnight financing rate) Index
USD	U.S. Dollar
VR	Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

(Amounts in 000s)
SWAPS 0.0%

Description	Notional Amount	$ Value	Initial $ Value	Unrealized $ Gain/(Loss)
CENTRALLY CLEARED SWAPS 0.0%
Credit Default Swaps, Protection Sold 0.0%
Protection Sold (Relevant Credit: Freeport-McMoran, Baa2*), Receive 1.00% Quarterly, Pay upon credit default 6/20/24	200	(1)	1	(1)
Protection Sold (Relevant Credit: Hess, Baa3*), Receive 1.00% Quarterly, Pay upon credit default 6/20/24	100	1	—	—
Protection Sold (Relevant Credit: Devon Energy, Baa2*), Receive 1.00% Quarterly, Pay upon credit default 6/20/24	100	—	—	—
Protection Sold (Relevant Credit: AT&T, Baa2*), Receive 1.00% Quarterly, Pay upon credit default 6/20/24	275	1	—	1
Protection Sold (Relevant Credit: Verizon Communications, Baa1*), Receive 1.00% Quarterly, Pay upon credit default 6/20/24	275	1	—	1
Protection Sold (Relevant Credit: AT&T, Baa2*), Receive 1.00% Quarterly, Pay upon credit default 12/20/24	275	2	1	1
Total Centrally Cleared Credit Default Swaps, Protection Sold				2
Net payments (receipts) of variation margin to date				$(2)
Variation margin receivable (payable) on centrally cleared swaps				$—

*	Credit ratings as of February 29, 2024. Ratings shown are from Moody’s Investors Service and if Moody’s does not rate a security, then Standard & Poor’s (S&P) is used. Fitch is used for securities that are not rated by either Moody’s or S&P.

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Settlement	Receive		Deliver		Unrealized Gain/(Loss)
State Street Bank London	5/13/24	USD	576	JPY	84,850	$4
Net unrealized gain (loss) on open forward currency exchange contracts						$4

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

FUTURES CONTRACTS
($000s)

	Expiration Date	Notional Amount	Value and Unrealized Gain (Loss)
Short, 1 U.S. Treasury Notes ten year contracts	06/24	(110)	$—
Short, 2 Ultra U.S. Treasury Notes ten year contracts	06/24	(228)	—
Short, 34 U.S. Treasury Notes five year contracts	06/24	(3,634)	(1)
Short, 66 U.S. Treasury Notes two year contracts	06/24	(13,511)	(3)
Short, 29 Three Month SOFR Futures contracts	09/24	(6,889)	9
Short, 11 Three Month SOFR Futures contracts	03/26	(2,648)	—
Long, 11 Three Month SOFR Futures contracts	03/25	2,627	—
Net payments (receipts) of variation margin to date			—
Variation margin receivable (payable) on open futures contracts			$5

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 29, 2024. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate	Net Realized Gain (Loss)	Changes in Net Unrealized Gain/Loss	Investment Income
T. Rowe Price Government Reserve Fund	$—	$—	$—++
Totals	$—#	$—	$—+

Supplementary Investment Schedule
Affiliate	Value 5/31/23	Purchase Cost	Sales Cost	Value 2/29/24
T. Rowe Price Government Reserve Fund	$86	¤	¤	$429
	Total			$429^

++	Excludes earnings on securities lending collateral, which are subject to rebates and fees.
#	Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+	Investment income comprised $0 of dividend income and $0 of interest income.
¤	Purchase and sale information not shown for cash management funds.
^	The cost basis of investments in affiliated companies was $429.
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

Unaudited
    NOTES TO PORTFOLIO OF INVESTMENTS

T. Rowe Price Ultra Short-Term Bond ETF (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value
The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and  are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1  –  quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2  –  inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3  –  unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Futures contracts are valued at closing settlement prices.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on February 29, 2024 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Fixed Income[1]	$—	$111,868	$—	$111,868
Short-Term Investments	1	11,567	—	11,568
Securities Lending Collateral	428	—	—	428
Total Securities	429	123,435	—	123,864
Swaps*	—	3	—	3
Forward Currency Exchange Contracts	—	4	—	4
Futures Contracts*	9	—	—	9
Total	$438	$123,442	$—	$123,880
Liabilities
Swaps*	$—	$1	$—	$1
Futures Contracts*	4	—	—	4
Total	$4	$1	$—	$5

[1]	Includes Asset-Backed Securities, Corporate Bonds, Foreign Government Obligations & Municipalities, Non-U.S. Government Mortgage-Backed Securities and U.S. Government Agency Obligations (Excluding Mortgage-Backed).
*	The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war and conflict, terrorism, geopolitical events, and public health epidemics and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

The global outbreak of COVID-19 and the related governmental and public responses have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market either in specific countries or worldwide.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia that target certain of its citizens and issuers and sectors of the Russian economy, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the banking industry experienced heightened volatility, which sparked concerns of potential broader adverse market conditions. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
ETF990-054Q3
02/24